10-Q Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income	$ 5,533	$ 7,012	$ 6,555	$ 5,000	$ 12,545	$ 11,555	$ 25,047	$ 11,256
Denominator
Basic weighted average shares outstanding (in shares)	27,648,869		24,000,000		25,824,434	24,000,000	24,000,000	24,000,000
Effect of dilutive awards:
Diluted (in shares)	27,771,108		24,000,000		25,885,554	24,000,000	24,000,000	24,000,000
Earnings per share
Basic (in dollars per share)	$ 0.20		$ 0.27		$ 0.49	$ 0.48	$ 1.04	$ 0.47
Diluted (in dollars per share)	$ 0.20		$ 0.27		$ 0.48	$ 0.48	$ 1.04	$ 0.47
Antidilutive awards excluded from calculation of diluted weighted averages shares outstanding (in shares)					1,670,721		0
Restricted Stock Units (RSUs)
Effect of dilutive awards:
Dilutive awards (in shares)	87,916		0		43,958	0
Performance stock units
Effect of dilutive awards:
Dilutive awards (in shares)	34,323		0		17,162	0
Warrants
Effect of dilutive awards:
Dilutive awards (in shares)	0		0		0	0